CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) $ in Thousands	Dec. 31, 2015 £ / shares	Dec. 31, 2015 USD ($) shares	Jun. 30, 2015 £ / shares	Jun. 30, 2015 USD ($) shares	Jun. 30, 2014 £ / shares	Jun. 30, 2014 USD ($) shares
CONDENSED CONSOLIDATED BALANCE SHEETS
Due from related parties | $		$ 2		$ 3		$ 11
Accounts due to related parties | $				143		$ 194
Due to related parties | $		$ 288		$ 2
Common stock, par value | £ / shares	£ 0.001		£ 0.001		£ 0.001
Common stock, shares authorized | shares		574,711,900		574,711,900		211,139,700
Common stock, shares issued | shares		424,711,900		424,711,900		181,370,100
Common stock, shares outstanding | shares		424,711,900		424,711,900		181,370,100